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Virtus Seix Corporate Bond Fund
Virtus Seix Corporate Bond Fund
Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 18 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 92 of the fund’s statement of additional information.
The Virtus Seix Corporate Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Corporate Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Seix Corporate Bond Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Corporate Bond Fund		Class A	Class C	Class I	Class R6
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.43%	0.43%	0.45%	0.32%
Total Annual Fund Operating Expenses		1.08%	1.83%	0.85%	0.72%
Less: Fee Waivers and/or Expense Reimbursements	[2]	(0.13%)	(0.18%)	(0.15%)	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursements	[2]	0.95%	1.65%	0.70%	0.43%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, 1.65% for Class C Shares, 0.70% for Class I Shares and 0.43% for Class R6 Shares through April 30, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Seix Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	468	693	936	1,632
Class C	268	558	974	2,133
Class I	72	256	457	1,035
Class R6	44	170	342	838

Expense Example No Redemption - Virtus Seix Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	468	693	936	1,632
Class C	168	558	974	2,133
Class I	72	256	457	1,035
Class R6	44	170	342	838

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies
The fund primarily invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income instruments that are rated investment grade (BBB-/Baa3 or better) or unrated instruments that the subadviser believes are of comparable quality. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual instruments in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The fund may also invest in U.S. Treasury and agency obligations, floating rate loans, and below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”), including emerging market securities. The fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The fund may invest a portion of its assets in instruments that are restricted as to resale.
Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each investment within the context of the broader portfolio. The subadviser attempts to identify investment grade corporate bonds offering above-average total return. In selecting corporate debt investments for purchase and sale, the subadviser seeks out companies with good fundamentals and above-average return prospects that are currently priced at attractive levels. The primary basis for asset selection is the potential income offered by the asset relative to the subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The subadviser employs a “bottom-up” approach, identifying potential investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.
The subadviser anticipates that the fund’s modified-adjusted-duration will mirror that of the Bloomberg Barclays U.S. Corporate Investment Grade Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index is 5 years, the fund’s duration may be 4–6 years. As of December 31, 2019, the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index was 7.89 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with corporate bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in corporate bonds.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
Credit Risk.   If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
High-Yield Fixed Income Securities (Junk Bonds) Risk.  There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.
Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
Bank Loan Risk.  In addition to the risks typically associated with high-yield fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.
Income Risk.  Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.
Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.
Portfolio Turnover Risk.  The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.
Prepayment/Call Risk.  Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.
Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.
Unrated Fixed Income Securities Risk.  If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.
U.S. Government Securities Risk.  U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class R6 Shares is not shown here as Class R6 Shares had not begun operations prior to the date of this prospectus.

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q3/2010:	4.90%	Worst Quarter:	Q2/2013:	-4.04%	Year to Date (9/30/20):	11.83%

Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus Seix Corporate Bond Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	12.66%	4.31%	5.13%
Class I | After Taxes on Distributions	Return After Taxes on Distributions	11.46%	2.73%	3.19%
Class I | After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.47%	2.64%	3.32%
Class A	Return Before Taxes	8.25%	3.30%	4.44%
Class C	Return Before Taxes	11.60%	3.36%	4.13%
Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deduction for mutual fund fees or expenses)	Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deduction for mutual fund fees or expenses)	14.54%	4.60%	5.54%

The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the U.S. investment grade fixed rate taxable securities sold by industrial, utility and financial issuers. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.